Earnings Per Share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Listed Options [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share			77,378,693
Unlisted Options [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	529,369,101	531,049,969	531,049,969
Convertible Notes [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	797,171,907	727,075,050	706,476,966
Performance rights [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	108,964,706	33,852,075	51,310,083
Non-Executive Director Rights [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	21,481,457	10,881,194	3,431,373
US Warrants [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	197,345,100